Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2020
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

				Deferred
	Opening			financing costs,
	balance	Cash flows	Non-cash items	assets	Total
Borrowings outstanding as of January 1, 2019	1,365,800	—	—	—	1,365,800
Borrowings drawdowns	—	435,000	—	—	435,000
Borrowings repayments	—	(403,072)	—	—	(403,072)
Additions in deferred loan fees	—	(4,972)	(156)	(50)	(5,178)
Amortization and write-off of deferred loan issuance costs (Note 14)	—	—	3,959	—	3,959
Borrowings outstanding as of June 30, 2019	1,365,800	26,956	3,803	(50)	1,396,509

				Deferred
				financing costs,
	Opening balance	Cash flows	Non-cash items	assets	Total
Borrowings outstanding as of January 1, 2020	1,346,024	—	—	—	1,346,024
Borrowings drawdowns	—	25,940	—	—	25,940
Borrowings repayments	—	(55,805)	—	—	(55,805)
Additions in deferred loan fees	—	(189)	22	134	(33)
Amortization and write-off of deferred loan issuance costs (Note 14)	—	—	2,985	—	2,985
Borrowings outstanding as of June 30, 2020	1,346,024	(30,054)	3,007	134	1,319,111

Schedule of reconciliation of derivatives arising from financing activities

	Opening
	balance	Non-cash items	Total
Net derivative assets as of January 1, 2019	4,935	—	4,935
Unrealized loss on interest rate swaps held for trading (Note 14)	—	(14,609)	(14,609)
Unrealized gain on forward foreign exchange contracts held for trading (Note 14)	—	356	356
Net derivative liabilities as of June 30, 2019	4,935	(14,253)	(9,318)

	Opening
	balance	Non-cash items	Total
Net derivative liabilities as of January 1, 2020	(8,923)	—	(8,923)
Unrealized loss on interest rate swaps held for trading (Note 14)	—	(12,148)	(12,148)
Unrealized loss on forward foreign exchange contracts held for trading (Note 14)	—	(69)	(69)
Net derivative liabilities as of June 30, 2020	(8,923)	(12,217)	(21,140)

Schedule of reconciliation of vessels/tangible fixed assets arising from investing activities

	Opening
	balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2019	2,509,283	—	—	2,509,283
Additions	—	6,737	(4,167)	2,570
Return of capital expenditures	—	(4,021)	—	(4,021)
Depreciation expense	—	—	(43,734)	(43,734)
Vessels as of June 30, 2019	2,509,283	2,716	(47,901)	2,464,098

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets as of January 1, 2020	2,286,430	—	—	2,286,430
Additions (Note 4)	—	12,027	240	12,267
Depreciation expense (Note 4)	—	—	(40,999)	(40,999)
Impairment loss (Note 4)	—	—	(18,841)	(18,841)
Tangible fixed assets as of June 30, 2020	2,286,430	12,027	(59,600)	2,238,857

Schedule of reconciliation of lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	1,393	—	—	1,393
Lease expense	—	—	31	31
Payments for interest	—	(28)	—	(28)
Payments for lease liabilities	—	(247)	(26)	(273)
Lease liabilities as of June 30, 2019	1,393	(275)	5	1,123

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2020	886	—	—	886
Lease expense (Note 5)	—	—	19	19
Payments for interest	—	(19)	—	(19)
Payments for lease liabilities	—	(228)	(7)	(235)
Lease liabilities as of June 30, 2020	886	(247)	12	651

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Equity related costs	(890)	401	(489)
Proceeds from issuances of general partner units	1,996	—	1,996
Net proceeds from equity offerings in the six months ended June 30, 2019	1,106	401	1,507

	Cash flows	Non-cash items	Total
Equity offering costs	(15)	(99)	(114)
Net payments for equity offerings in the six months ended June 30, 2020	(15)	(99)	(114)